Note 11 - Options (Details) - Exercise Prices of Stock Options Oustanding - $ / shares	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in Shares)	5,062,009
Weighted average exercise price per share	$ 3.96
Number exercisable (in Shares)	3,812,930	3,640,381	3,321,830
Weighted average exercise price per share	$ 4.01	$ 4.09	$ 4.09
Weighted average grant date fair value	2.35	$ 2.40	$ 2.41
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper limit	2.50
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	2.51
Exercise price range, upper limit	$ 5.00
Number outstanding (in Shares)	5,022,335
Weighted average exercise price per share	$ 3.39
Weighted average remaining contract life (years)	1 year 73 days
Weighted average grant date fair value	$ 1.79
Number exercisable (in Shares)	3,773,258
Weighted average exercise price per share	$ 3.33
Weighted average grant date fair value	1.84
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	5.01
Exercise price range, upper limit	10.00
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	10.01
Exercise price range, upper limit	$ 100.00
Number outstanding (in Shares)	35,703
Weighted average exercise price per share	$ 39.75
Weighted average remaining contract life (years)	1 year 317 days
Weighted average grant date fair value	$ 31.19
Number exercisable (in Shares)	35,701
Weighted average exercise price per share	$ 39.75
Weighted average grant date fair value	31.19
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	300.00
Exercise price range, upper limit	$ 500.00
Number outstanding (in Shares)	3,971
Weighted average exercise price per share	$ 331.15
Weighted average remaining contract life (years)	113 days
Weighted average grant date fair value	$ 223.52
Number exercisable (in Shares)	3,971
Weighted average exercise price per share	$ 331.15
Weighted average grant date fair value	223.52
Range 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	500.01
Exercise price range, upper limit	$ 1,000.00